Financial Risk Management (Details) - Schedule of Profit and Loss and Other Comprehensive Income - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Low credit risk [Member]
Schedule of Profit and Loss and Other Comprehensive Income [Line Items]
Cash and cash equivalents	$ 246,377	$ 311,810
Other financial assets	4,222,957	2,529,576
Moderate credit risk [Member]
Schedule of Profit and Loss and Other Comprehensive Income [Line Items]
Trade receivables	3,682,302	1,831,724
Other receivables